Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,072,833	1,573,246
Granted	383,229	497,689
Exercised	(422,088)	(961,111)
Forfeited	(70,723)	(34,775)
Lapsed	(10,856)	(2,216)
Ending balance	952,395	1,072,833	1,573,246
Weighted average fair value, Beginning balance	$ 27.05	$ 22.47
Exercisable	410,948
Weighted average fair value, Granted	$ 47.89	30.85
Weighted average fair value, Exercised	28.40	21.45
Weighted average fair value, Forfeited	36.08	29.07
Weighted average fair value, Lapsed	8.22	23.47
Weighted average fair value, Ending balance	34.38	$ 27.05	$ 22.47
Weighted average fair value, exercisable	$ 27.40
Weighted average remaining contract term (in years) | yr	7.62	7.75	7.50
Weighted average remaining contract term (in years), exercisable | yr	6.33
Aggregate intrinsic value	$ 50,734,000	$ 48,632,000	$ 45,011,000
Aggregate intrinsic value, exercisable	$ 21,891,000